Equity Method Investment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment
Beginning balance	$ 4,879	$ 5,202	$ 5,202
Investment in HRT			0	$ 4,990
Share of loss of HRT	207	(163)	(703)	(1,274)
Ending balance	$ 5,213		$ 4,879	5,202
HRT | Variable Interest Entity
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.90%		24.90%
Equity Method Investment
Beginning balance	$ 4,879	$ 5,202	$ 5,202	1,486
Investment in HRT	0		0	4,990
Remeasurement gain on HRT	127		380	0
Share of loss of HRT	207		(703)	(1,274)
Ending balance	$ 5,213		$ 4,879	$ 5,202